Disclosure of detailed information about analysis of the maturity of the age of the development costs receivable (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Development costs receivable	$ 81,841	$ 415,857
Credit risk | Less than 30 days past billing date
Disclosure of detailed information about financial instruments [line items]
Development costs receivable	81,841	340,857
Credit risk | 31 to 90 days past billing date
Disclosure of detailed information about financial instruments [line items]
Development costs receivable	$ 0	$ 75,000